UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-05848
                                                     ---------
                           The Gabelli Value Fund Inc.
             -------------------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
             -------------------------------------------------------
                     (Name and address of agent for service)

       registrant's telephone number, including area code: 1-800-422-3554
                                                           --------------

                   Date of fiscal year end: December 31, 2004
                                            -----------------
                     Date of reporting period: June 30, 2004
                                               -------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.

                           THE GABELLI VALUE FUND INC.

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 2004



TO OUR SHAREHOLDERS,

      During the second quarter of 2004, the Gabelli Value Fund's (the "Fund") Class A shares declined 0.4%, while the Standard & Poor's ("S&P") 500 Index and the Dow Jones Industrial Average rose 1.7% and 1.3%, respectively. For the six-month period ended June 30, 2004, the Fund was up 2.5% versus gains of 3.4% and 0.9% for the S&P 500 Index and the Dow Jones Industrial Average, respectively.

      Enclosed are the financial statements and the investment portfolio as of June 30, 2004.

COMPARATIVE RESULTS
--------------------------------------------------------------------------------
                AVERAGE ANNUAL RETURNS THROUGH JUNE 30, 2004 (A)
                ------------------------------------------------
                                                    YEAR TO                                                  SINCE
                                         QUARTER     DATE      1 YEAR      3 YEAR    5 YEAR     10 YEAR  INCEPTION (B)
                                         -----------------------------------------------------------------------------
  Gabelli Value Fund Class A ..........  (0.43)%    2.45%      19.90%      3.08%     3.63%      13.99%      13.13%
                                         (5.93)(c) (3.21)(c)   13.28(c)    1.14(c)   2.46(c)    13.35(c)    12.70(c)

  S&P 500 Index .......................   1.72      3.44       19.10      (0.69)    (2.20)      11.82       10.75
  Dow Jones Industrial Average ........   1.26      0.87       18.68       1.92      0.92       13.43       12.29
  Nasdaq Composite Index ..............   2.69      2.22       26.19      (1.78)    (5.28)      11.24       10.45

  Class B .............................  (0.61)     2.12       19.07       2.30      2.95       13.62       12.88
                                         (5.58)(d) (2.88)(d)   14.07(d)    1.33(d)   2.77(d)    13.62(d)    12.88(d)
  Class C .............................  (0.61)     2.06       19.05       2.31      3.00       13.65       12.90
                                         (1.61)(d)  1.06(d)    18.05(d)    2.31(d)   3.00(d)    13.65(d)    12.90(d)

 (a) Returns represent past performance and do not guarantee future results. Total returns and average annual returns reflect changes in share price and reinvestment of dividends and are net of expenses. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. The Dow Jones Industrial Average is an unmanaged index of 30 large industrial stocks. The S&P 500 Index and the Nasdaq Composite Index are unmanaged indicators of stock market performance. Dividends are considered reinvested (except for the Nasdaq Composite Index). Current performance may be lower or higher than the data presented. Visit www.gabelli.com for performance information as of the most recent month-end. Investors should consider the investment objectives, risks and charges and expenses of the Fund before investing. The prospectus contains more complete information about this and other matters and should be read carefully before investing. Performance for periods less than one year is not annualized. The Class A Shares' net asset values are used to calculate performance for the periods prior to the issuance of Class B Shares and Class C Shares on March 15, 2000. The actual performance for the Class B Shares and Class C Shares would have been lower for periods starting prior to March 15, 2000 due to the additional expenses associated with these classes of shares.
 (b) Performance is calculated from inception of Class A Shares on September 29, 1989.
 (c) Includes the effect of the maximum 5.5% sales charge at the beginning of the period.
 (d) Includes the effect of the applicable contingent deferred sales charge at the end of the period shown for Class B and Class C Shares, respectively.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  We have separated the portfolio manager's commentary from the financial statements and investment portfolio due to new corporate governance regulations stipulated by the Sarbanes-Oxley Act of 2002. We have done this to ensure that the content of the portfolio manager's commentary is unrestricted. The financial statements and investment portfolio are mailed separately. Both the commentary and the financial statements, including the portfolio of investments, will be available on our website at www.gabelli.com/funds.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  A description of the Fund's proxy voting policies and procedures and how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004 are available (i) without charge, upon request, by calling 800-GABELLI (800-422-3554); (ii) by writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; and (iii) on the Securities and Exchange Commission's website at www.sec.gov.
--------------------------------------------------------------------------------

THE GABELLI VALUE FUND INC.
PORTFOLIO OF INVESTMENTS -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----            -------
              COMMON STOCKS -- 98.0%
              AEROSPACE -- 0.7%
      14,000  Lockheed Martin Corp. ...........   $    340,200   $      729,120
     146,000  Northrop Grumman Corp. ..........      6,860,048        7,840,200
                                                  ------------   --------------
                                                     7,200,248        8,569,320
                                                  ------------   --------------
              AGRICULTURE -- 1.4%
      60,000  Agrium Inc. .....................        785,099          873,000
   1,000,000  Archer-Daniels-Midland Co. ......     12,048,392       16,780,000
      20,000  Terra Industries Inc.+ ..........        114,059          112,600
                                                  ------------   --------------
                                                    12,947,550       17,765,600
                                                  ------------   --------------
              AUTOMOTIVE: PARTS AND ACCESSORIES -- 5.4%
      38,000  China Yuchai International Ltd. .        300,576          692,360
   1,100,000  Dana Corp. ......................     19,003,327       21,560,000
     750,000  GenCorp Inc. ....................      7,790,788       10,042,500
     190,000  Genuine Parts Co. ...............      4,329,694        7,539,200
     210,000  Modine Manufacturing Co. ........      6,159,377        6,688,500
     580,000  Navistar International Corp.+ ...     15,671,185       22,480,800
                                                  ------------   --------------
                                                    53,254,947       69,003,360
                                                  ------------   --------------
              AVIATION: PARTS AND SERVICES -- 0.7%
      14,000  Barnes Group Inc. ...............        246,529          405,720
      22,000  Curtiss-Wright Corp., Cl. B .....        555,441        1,182,940
     370,000  Fairchild Corp., Cl. A+ .........      3,153,085        1,583,600
      72,000  Sequa Corp., Cl. A+ .............      2,608,934        4,209,840
      32,000  Sequa Corp., Cl. B+ .............      1,613,493        1,912,000
                                                  ------------   --------------
                                                     8,177,482        9,294,100
                                                  ------------   --------------
              BROADCASTING -- 2.9%
     187,000  Gray Television Inc. ............      2,617,453        2,597,430
     705,000  Liberty Corp. ...................     30,557,683       33,099,750
     225,000  Paxson Communications
                Corp.+ ........................      1,825,880          731,250
      85,000  Young Broadcasting Inc.,
                Cl. A+ ........................      1,438,870        1,117,750
                                                  ------------   --------------
                                                    36,439,886       37,546,180
                                                  ------------   --------------
              BUSINESS SERVICES -- 1.3%
     630,000  Cendant Corp. ...................      5,900,670       15,422,400
      17,800  ChoicePoint Inc.+ ...............        605,878          812,748
      20,000  Nashua Corp.+ ...................        150,409          193,800
      12,000  National Processing Inc.+ .......        129,035          345,000
                                                  ------------   --------------
                                                     6,785,992       16,773,948
                                                  ------------   --------------
              CABLE AND SATELLITE -- 6.0%
     140,000  Adelphia Communications
                Corp., Cl. A+ .................        152,325           70,000
   2,700,000  Cablevision Systems Corp.,
                Cl. A+ ........................     32,449,844       53,055,000
      80,000  Charter Communications Inc.,
                Cl. A+ ........................        355,504          313,600


                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----            -------
     350,000  Comcast Corp.,  Cl. A+ ...........  $  9,205,646   $    9,810,500
     310,000  DIRECTV Group Inc.+ ..............     5,922,813        5,301,000
     216,000  Liberty Media International Inc.,
                Cl. A+ .........................     7,040,712        8,013,600
                                                  ------------   --------------
                                                    55,126,844       76,563,700
                                                  ------------   --------------
              COMMUNICATIONS EQUIPMENT -- 3.8%
     500,000  Agere Systems Inc., Cl. B+ ......      1,648,777        1,075,000
     580,000  Corning Inc.+ ...................      4,438,968        7,574,800
     880,000  Lucent Technologies Inc.+ .......      4,061,581        3,326,400
     720,000  Motorola Inc. ...................      9,034,896       13,140,000
     850,000  Nortel Networks Corp.+ ..........      4,304,581        4,241,500
      40,000  Scientific-Atlanta Inc. .........        370,950        1,380,000
     650,000  Thomas & Betts Corp. ............     13,021,825       17,699,500
                                                  ------------   --------------
                                                    36,881,578       48,437,200
                                                  ------------   --------------
              CONSUMER PRODUCTS -- 3.6%
     300,000  Energizer Holdings Inc.+ ........      6,131,565       13,500,000
      90,000  Gallaher Group plc, ADR .........      2,147,905        4,356,000
     120,000  Gillette Co. ....................      3,335,739        5,088,000
         500  Givaudan SA .....................        135,440          289,444
     185,000  Hartmarx Corp.+ .................        994,781        1,165,500
      38,000  National Presto Industries Inc. .      1,227,695        1,566,740
     230,000  Pactiv Corp.+ ...................      2,257,847        5,736,200
     909,000  Swedish Match AB ................      9,445,940        9,291,579
     200,000  Wolverine World Wide Inc. .......      2,551,617        5,250,000
                                                  ------------   --------------
                                                    28,228,529       46,243,463
                                                  ------------   --------------
              CONSUMER SERVICES -- 0.6%
     325,000  Rollins Inc. ....................      3,673,368        7,478,250
                                                  ------------   --------------
              DIVERSIFIED INDUSTRIAL -- 3.2%
      50,000  Ampco-Pittsburgh Corp. ..........        250,017          643,000
     160,000  Cooper Industries Ltd., Cl. A ...      6,776,215        9,505,600
     190,000  Crane Co. .......................      4,845,766        5,964,100
      50,000  Harbor Global Co. Ltd.+ .........        133,471          475,000
     510,000  Honeywell International Inc. ....     16,653,823       18,681,300
      30,000  ITT Industries Inc. .............      1,264,376        2,490,000
     244,000  Katy Industries Inc.+ ...........      2,125,720        1,193,160
     100,100  Lamson & Sessions Co.+ ..........        661,387          804,804
     100,000  Walter Industries Inc. ..........      1,295,675        1,362,000
      76,500  WHX Corp.+ ......................        361,030          123,930
                                                  ------------   --------------
                                                    34,367,480       41,242,894
                                                  ------------   --------------
              ELECTRONICS -- 0.7%
     225,000  Texas Instruments Inc. ..........      5,908,377        5,440,500
     100,000  Thermo Electron Corp.+ ..........      1,920,038        3,074,000
       5,000  Tyco International Ltd. .........         58,996          165,700
                                                  ------------   --------------
                                                     7,887,411        8,680,200
                                                  ------------   --------------


                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----            -------
              COMMON STOCKS (CONTINUED)
              ENERGY AND UTILITIES -- 2.0%
     110,000  Allegheny Energy Inc.+ ..........   $  1,358,860   $    1,695,100
     100,000  ConocoPhillips ..................      5,564,478        7,629,000
      80,000  Kerr-McGee Corp. ................      3,972,878        4,301,600
     250,000  Mirant Corp.+ ...................        398,300           89,750
     110,000  NiSource Inc. (SAILS)+ ..........        220,000          277,200
     400,000  Northeast Utilities .............      7,495,890        7,788,000
     160,000  Southwest Gas Corp. .............      3,115,980        3,860,800
                                                  ------------   --------------
                                                    22,126,386       25,641,450
                                                  ------------   --------------
              ENTERTAINMENT -- 16.8%
      60,000  Dover Motorsports Inc. ..........        309,314          240,000
     100,000  Fox Entertainment Group
                Inc., Cl. A+ ..................      2,911,603        2,670,000
     214,000  GC Companies Inc.+ ..............        233,260          117,700
     950,000  Gemstar-TV Guide
                International Inc.+ ...........      5,575,221        4,560,000
     155,000  Grupo Televisa SA, ADR ..........      5,171,981        7,016,850
     300,000  InterActiveCorp.+ ...............      5,630,992        9,042,000
   4,320,000  Liberty Media Corp., Cl. A+ .....     34,375,242       38,836,800
     200,000  Metro-Goldwyn-Mayer Inc.+ .......        476,546        2,420,000
     220,000  The Walt Disney Co. .............      4,669,420        5,607,800
   1,400,000  Time Warner Inc.+ ...............     21,018,581       24,612,000
   2,680,000  Viacom Inc., Cl. A ..............     61,156,126       97,418,000
     800,000  Vivendi Universal SA, ADR+ ......     14,729,992       22,320,000
      43,000  World Wrestling
                Entertainment Inc. ............        460,533          548,250
                                                  ------------   --------------
                                                   156,718,811      215,409,400
                                                  ------------   --------------
              ENVIRONMENTAL SERVICES -- 1.9%
     100,000  Allied Waste Industries Inc.+ ...        891,239        1,318,000
     260,000  Republic Services Inc. ..........      4,733,105        7,524,400
     500,000  Waste Management Inc. ...........     11,148,000       15,325,000
                                                  ------------   --------------
                                                    16,772,344       24,167,400
                                                  ------------   --------------
              EQUIPMENT AND SUPPLIES -- 2.1%
     210,000  CIRCOR International Inc. .......      2,325,092        4,281,900
     330,000  Flowserve Corp.+ ................      5,233,003        8,230,200
     115,000  Gerber Scientific Inc.+ .........        803,697          811,900
     250,000  GrafTech International Ltd.+ ....      3,211,823        2,615,000
      21,500  SL Industries Inc.+ .............        155,870          236,715
     390,000  Watts Water Technologies
                Inc., Cl. A ...................      4,932,328       10,510,500
                                                  ------------   --------------
                                                    16,661,813       26,686,215
                                                  ------------   --------------
              FINANCIAL SERVICES -- 2.4%
     500,000  American Express Co. ............     17,953,972       25,690,000
      30,000  Deutsche Bank AG, ADR ...........      1,777,647        2,373,300
      30,000  Janus Capital Group Inc. ........        481,500          494,700
     160,000  Phoenix Companies Inc. ..........      1,993,978        1,960,000
                                                  ------------   --------------
                                                    22,207,097       30,518,000
                                                  ------------   --------------

                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----            -------
              FOOD AND BEVERAGE -- 6.5%
     200,000  Corn Products
                International Inc. ............   $  5,078,702   $    9,310,000
     210,000  Del Monte Foods Co.+ ............      1,611,227        2,133,600
     220,000  Diageo plc, ADR .................      8,443,826       12,045,000
     475,000  Flowers Foods Inc. ..............      4,505,669       12,421,250
      90,000  Fomento Economico
                Mexicano SA de CV, ADR ........      3,214,381        4,125,600
     250,000  Heinz (H.J.) Co. ................      8,864,372        9,800,000
       2,000  Hershey Foods Corp. .............         62,981           92,540
     130,000  Kerry Group plc, Cl. A ..........      1,478,133        2,752,061
   1,255,000  PepsiAmericas Inc. ..............     17,812,065       26,656,200
      57,000  Wrigley (Wm.) Jr. Co. ...........      3,283,100        3,593,850
                                                  ------------   --------------
                                                    54,354,456       82,930,101
                                                  ------------   --------------
              HEALTH CARE -- 0.7%
     105,000  IVAX Corp.+ .....................      1,230,304        2,518,950
      60,000  Sola International Inc.+ ........        676,114        1,033,800
     150,000  Sorin SpA+ ......................        481,830          386,894
     180,000  Sybron Dental
                Specialties Inc.+ .............      3,316,577        5,373,000
                                                  ------------   --------------
                                                     5,704,825        9,312,644
                                                  ------------   --------------
              HOTELS AND GAMING -- 4.9%
     502,000  Aztar Corp.+ ....................      4,149,742       14,056,000
      84,000  Dover Downs Gaming &
                Entertainment Inc. ............        923,046          945,000
     250,000  Gaylord Entertainment Co.+ ......      7,044,146        7,847,500
   4,100,000  Hilton Group plc ................     15,400,670       20,521,555
     900,000  Hilton Hotels Corp. .............      8,639,328       16,794,000
      15,000  Mandalay Resort Group ...........      1,021,950        1,029,600
      45,000  MGM Mirage+ .....................      2,024,150        2,112,300
                                                  ------------   --------------
                                                    39,203,032       63,305,955
                                                  ------------   --------------
              MACHINERY -- 0.8%
     105,000  AGCO Corp.+ .....................      1,865,268        2,138,850
     125,000  CNH Global NV ...................      2,411,354        2,580,000
      75,000  Deere & Co. .....................      2,630,653        5,260,500
                                                  ------------   --------------
                                                     6,907,275        9,979,350
                                                  ------------   --------------
              MANUFACTURED HOUSING -- 0.4%
     570,000  Champion Enterprises Inc.+ ......      5,787,127        5,232,600
                                                  ------------   --------------
              METALS AND MINING -- 2.3%
     320,000  Barrick Gold Corp. ..............      2,998,415        6,320,000
     124,000  Kinross Gold Corp.+ .............      1,145,502          689,440
     475,000  Newmont Mining Corp. ............      9,096,081       18,411,000
     215,000  Placer Dome Inc. ................      2,020,399        3,577,600
                                                  ------------   --------------
                                                    15,260,397       28,998,040
                                                  ------------   --------------

                 See accompanying notes to financial statements.

THE GABELLI VALUE FUND INC.
PORTFOLIO OF INVESTMENTS (CONTINUED) -- JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----            -------
              COMMON STOCKS (CONTINUED)
              PUBLISHING -- 10.7%
     200,000  Belo Corp., Cl. A ...............   $  3,460,783   $    5,370,000
   1,340,000  Media General Inc., Cl. A .......     26,344,400       86,054,800
      90,000  Meredith Corp. ..................      1,800,032        4,946,400
     500,000  PRIMEDIA Inc.+ ..................      1,617,826        1,390,000
     440,000  Reader's Digest
                Association Inc. ..............      7,455,513        7,035,600
     159,000  Scripps (E.W.) Co., Cl. A .......     10,505,258       16,695,000
     340,000  Tribune Co. .....................     14,154,575       15,483,600
                                                  ------------   --------------
                                                    65,338,387      136,975,400
                                                  ------------   --------------
              REAL ESTATE -- 0.3%
     133,100  Griffin Land & Nurseries Inc.+ ..      1,541,344        3,383,402
                                                  ------------   --------------
              RETAIL -- 2.8%
     100,000  Albertson's Inc. ................      2,376,333        2,654,000
     768,000  AutoNation Inc.+ ................      6,029,450       13,132,800
       1,000  Blockbuster Inc., Cl. A .........         12,700           15,180
      20,000  Burlington Coat Factory
                Warehouse Corp. ...............        299,506          386,000
     130,000  Ingles Markets Inc., Cl. A ......      1,562,910        1,452,100
     255,000  Neiman Marcus Group Inc.,
                Cl. B .........................      6,720,675       13,231,950
     180,000  Safeway Inc.+ ...................      4,127,330        4,561,200
                                                  ------------   --------------
                                                    21,128,904       35,433,230
                                                  ------------   --------------
              SPECIALTY CHEMICALS -- 1.3%
     185,000  Ferro Corp. .....................      3,958,196        4,935,800
     840,000  Hercules Inc.+ ..................     12,885,449       10,239,600
      50,000  IMC Global Inc. .................        630,693          670,000
      40,900  Sensient Technologies Corp. .....        843,985          878,532
                                                  ------------   --------------
                                                    18,318,323       16,723,932
                                                  ------------   --------------
              TELECOMMUNICATIONS -- 4.9%
     300,000  AT&T Corp. ......................      8,381,314        4,389,000
     100,000  CenturyTel Inc. .................      3,067,483        3,004,000
   1,200,000  Cincinnati Bell Inc.+ ...........      7,305,517        5,328,000
     190,000  Commonwealth Telephone
                Enterprises Inc.+ .............      4,043,377        8,506,300
   2,050,000  Qwest Communications
                International Inc.+ ...........      6,264,165        7,359,500
     195,000  Rogers Communications Inc.,
                Cl. B .........................      3,249,017        3,535,350
   1,600,000  Sprint Corp. ....................     25,320,928       28,160,000
      85,000  Verizon Communications Inc. .....      3,151,121        3,076,150
                                                  ------------   --------------
                                                    60,782,922       63,358,300
                                                  ------------   --------------
              TRANSPORTATION-- 0.0%
      90,000  Grupo TMM SA de CV, Cl. A,
                ADR+ ..........................        756,540          220,500
                                                  ------------   --------------
                                                                      MARKET
      SHARES                                          COST             VALUE
      ------                                          ----            -------
              WIRELESS COMMUNICATIONS -- 6.9%
   1,850,000  AT&T Wireless
                Services Inc.+ ................   $ 18,600,268   $   26,492,000
     400,000  Nextel Communications Inc.,
                Cl. A+ ........................      5,990,260       10,664,000
     240,000  Rogers Wireless
                Communications Inc.,
                Cl. B+ ........................      3,351,277        6,492,000
   1,200,000  Telecom Italia Mobile SpA              8,333,209        6,803,499
     540,000  Telephone & Data
                Systems Inc. ..................     23,101,052       38,448,000
                                                  ------------   --------------
                                                    59,376,066       88,899,499
                                                  ------------   --------------
              TOTAL COMMON STOCKS .............    879,917,364    1,254,773,633
                                                  ------------   --------------
              PREFERRED STOCKS -- 1.3%
              PUBLISHING -- 1.3%
     495,384  News Corp. Ltd., Pfd., ADR ......     14,859,194       16,288,226
                                                  ------------   --------------
   PRINCIPAL
    AMOUNT
    ------
              REPURCHASE AGREEMENTS -- 0.8%
$10,130,000   State Street Bank and Trust Co.,
                1.180%, dated 06/30/04,
                due 07/01/04, proceeds at
                maturity, $10,130,332 (a) .....     10,130,000       10,130,000
                                                  ------------   --------------
              TOTAL INVESTMENTS --
                100.1% ........................   $904,906,558    1,281,191,859
                                                  ============
              OTHER ASSETS AND LIABILITIES (NET) -- (0.1)% ...       (1,450,914)
                                                                 --------------
              NET ASSETS -- 100.0% ...........................   $1,279,740,945
                                                                 ==============
----------------
              For Federal tax purposes:
              Aggregate cost .................................   $  904,906,558
                                                                 ==============
              Gross unrealized appreciation ..................   $  398,267,002
              Gross unrealized depreciation ..................      (21,981,701)
                                                                 --------------
              Net unrealized appreciation/(depreciation) .....   $  376,285,301
                                                                 ==============
----------------
 (a) Collateralized by U.S. Treasury Note, 1.750%, due 12/31/04, market value $10,333,387.
 +       Non-income producing security.
 ADR   - American Depository Receipt.
 SAILS - Stock Appreciation Income Linked Securities.


                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
ASSETS:
  Investments, at value (cost $878,562,158) .   $1,195,137,059
  Investments in affiliates, at value
    (cost $26,344,400) ......................       86,054,800
  Receivable for investments sold ...........        1,477,747
  Dividends and interest receivable .........        1,337,634
  Receivable for Fund shares sold ...........          389,817
  Other assets ..............................           21,095
                                                --------------
  TOTAL ASSETS ..............................    1,284,418,152
                                                --------------
LIABILITIES:
  Due to Custodian ..........................           12,393
  Payable for Fund shares redeemed ..........          473,825
  Payable for investments purchased .........        2,061,343
  Payable for investment advisory fees ......        1,053,128
  Payable for distribution fees .............          288,138
  Payable for shareholder services fees .....          532,465
  Payable for shareholder communication fees           140,235
  Other accrued expenses ....................          115,680
                                                --------------
  TOTAL LIABILITIES .........................        4,677,207
                                                --------------
  NET ASSETS applicable to 69,563,616
    shares outstanding ......................   $1,279,740,945
                                                ==============
NET ASSETS CONSIST OF:
  Capital stock, at $0.001 par value ........   $       69,564
  Additional paid-in capital ................      896,776,413
  Accumulated net investment income .........          649,855
  Accumulated net realized gain on ..........
    investments, foreign currency and .......
    short sale transactions .................        5,953,970
  Net unrealized appreciation on investments
    and foreign currency transactions .......      376,291,143
                                                --------------
  NET ASSETS ................................   $1,279,740,945
                                                ==============
SHARES OF CAPITAL STOCK:
  CLASS A:
  Net asset value and redemption price per share
    ($1,243,260,218 / 67,519,048 shares
    outstanding; 150,000,000 shares authorized
    of $0.001 par value) ....................           $18.41
                                                        ======
  Maximum sales charge ......................             5.50%
                                                        ======
  Maximum offering  price per share (NAV / 0.945,
    based on maximum sales charge
    of 5.50% of the offering price at
    June 30, 2004) ..........................           $19.48
                                                        ======
  CLASS B:
  Net asset value and offering price per share
    ($21,290,409 / 1,193,646 shares
    outstanding; 100,000,000 shares
    authorized of $0.001 par value) .........           $17.84(a)
                                                        ======
  CLASS C:
  Net asset value and offering price per share
    ($15,190,318 / 850,922 shares outstanding;
    50,000,000 shares authorized
    of $0.001 par value) ....................           $17.85(a)
                                                        ======

--------------------
(a) Redemption price varies based on length of time held.


STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2004 (UNAUDITED)
--------------------------------------------------------------------------------
INVESTMENT INCOME:
  Dividends (net of foreign taxes of $128,608) .   $ 9,621,184
  Interest .....................................       207,604
                                                   -----------
  TOTAL INVESTMENT INCOME ......................     9,828,788
                                                   -----------
EXPENSES:
  Investment advisory fees .....................     6,486,369
  Distribution fees -- Class A .................     1,576,995
  Distribution fees -- Class B .................        99,845
  Distribution fees -- Class C .................        78,545
  Shareholder services fees ....................       569,843
  Shareholder communications expenses ..........       110,205
  Custodian fees ...............................        77,894
  Legal and audit fees .........................        50,613
  Directors' fees ..............................        41,988
  Registration fees ............................        25,572
  Miscellaneous expenses .......................        61,648
                                                   -----------
  TOTAL EXPENSES ...............................     9,179,517
                                                   -----------
  Less: Custodian Fee Credit ...................          (584)
                                                   -----------
  Net Expenses .................................     9,178,933
                                                   -----------
  NET INVESTMENT INCOME ........................       649,855
                                                   -----------
NET REALIZED AND UNREALIZED GAIN/(LOSS) ON
  INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS
  AND SECURITIES SOLD SHORT TRANSACTIONS:
  Net realized gain on investments and short
    sale transactions ..........................    13,671,428
  Net realized loss on foreign currency
    transactions ...............................           (72)
  Net change in unrealized appreciation on
    investments, foreign currency and short
    sale transactions ..........................    17,175,893
                                                   -----------
  NET REALIZED AND UNREALIZED GAIN ON
    INVESTMENTS, FOREIGN CURRENCY AND
    SHORT SALE TRANSACTIONS ....................    30,847,249
                                                   -----------
  NET INCREASE IN NET ASSETS RESULTING
    FROM OPERATIONS ............................   $31,497,104
                                                   ===========


                 See accompanying notes to financial statements.

                           THE GABELLI VALUE FUND INC.

STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                               SIX MONTHS ENDED
                                                                                 JUNE 30, 2004         YEAR ENDED
                                                                                  (UNAUDITED)       DECEMBER 31, 2003
                                                                               ----------------     -----------------
OPERATIONS:
  Net investment income/(loss). .............................................   $      649,855        $   (4,069,919)
  Net realized gain on investments, foreign currency and short
    sale transactions .......................................................       13,671,356            21,249,781
  Net change in unrealized appreciation/(depreciation) of investments,
    foreign currency and short sale transactions ............................       17,175,893           299,457,722
                                                                                --------------        --------------
  NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................       31,497,104           316,637,584
                                                                                --------------        --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  Net realized gain on investments
    Class A .................................................................               --           (16,651,715)
    Class B .................................................................               --              (245,625)
    Class C .................................................................               --              (204,547)
                                                                                --------------        --------------
  TOTAL DISTRIBUTIONS TO SHAREHOLDERS .......................................               --           (17,101,887)
                                                                                --------------        --------------
CAPITAL SHARE TRANSACTIONS
    Class A .................................................................      (43,285,659)          (61,554,611)
    Class B .................................................................        2,899,034             3,751,819
    Class C .................................................................          (70,114)            3,944,812
                                                                                --------------        --------------
  Net decrease in net assets from capital share transactions ................      (40,456,739)          (53,857,980)
                                                                                --------------        --------------
  NET INCREASE/(DECREASE) IN NET ASSETS .....................................       (8,959,635)          245,677,717
                                                                                --------------        --------------
NET ASSETS:
  Beginning of period .......................................................    1,288,700,580         1,043,022,863
                                                                                --------------        --------------
  End of period (including undistributed net investment income of
    $649,855 and $0, respectively) ..........................................   $1,279,740,945        $1,288,700,580
                                                                                ==============        ==============


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
--------------------------------------------------------------------------------
1. ORGANIZATION. The Gabelli Value Fund Inc. (the "Fund") was organized on July 20, 1989 as a Maryland corporation. The Fund is a non-diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund's primary objective is long term capital appreciation. The Fund commenced investment operations on September 29, 1989.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market's official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the "Board") so determines, by such other method as the Board shall determine in good faith, to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the "Adviser").

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
Portfolio securities primarily traded on foreign markets are generally valued at the preceding closing values of such securities on their respective exchanges or if after the close, market conditions change significantly, certain foreign securities may be fair valued pursuant to procedures established by the Board. Debt instruments that are not credit impaired with remaining maturities of 60 days or less are valued at amortized cost, unless the Board determines such does not reflect the securities' fair value, in which case these securities will be valued at their fair value as determined by the Board. Debt instruments having a maturity greater than 60 days for which market quotations are readily available are valued at the latest average of the bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price. Futures contracts are valued at the official closing settlement price of the exchange or board of trade on which the applicable contract is traded.

Securities and assets for which market quotations are not readily available are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons to the valuation and changes in valuation of similar securities, including a comparison of foreign securities to the equivalent U.S. dollar value ADR securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Board, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by the Adviser and reviewed by the Board. Under the terms of a typical repurchase agreement, the Fund takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Fund's holding period. The Fund will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 102% of the dollar amount invested by the Fund in each agreement. The Fund will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

OPTIONS. The Fund may purchase or write call or put options on securities or indices. As a writer of call options, the Fund receives a premium at the outset and then bears the risk of unfavorable changes in the price of the financial instrument underlying the option. The Fund would incur a loss if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. The Fund would realize a gain, to the extent of the premium, if the price of the financial instrument decreases between those dates.

As a purchaser of put options, the Fund pays a premium for the right to sell to the seller of the put option the underlying security at a specified price. The seller of the put has the obligation to purchase the underlying security upon exercise at the exercise price. If the price of the underlying security declines, the Fund would realize a gain upon sale or exercise. If the price of the underlying security increases, the Fund would realize a loss upon sale or at expiration date, but only to the extent of the premium paid. At June 30, 2004, there were no open positions.

FUTURES CONTRACTS. The Fund may engage in futures contracts for the purpose of hedging against changes in the value of its portfolio securities and in the value of securities it intends to purchase. Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
to a certain percentage of the contract amount. This is known as the "initial margin." Subsequent payments ("variation margin") are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in the contract are included in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.

There are several risks in connection with the use of futures contracts as a hedging device. The change in value of futures contracts primarily corresponds with the value of their underlying instruments, which may not correlate with the change in value of the hedged investments. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

SECURITIES SOLD SHORT. The Fund may make short sales. A short sale involves selling a security which the Fund does not own. The proceeds received for short sales are recorded as liabilities and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. The Fund records a realized gain or loss when the short position is closed out. By entering into a short sale, the Fund bears the market risk of an unfavorable change in the price of the security sold short. Dividends on short sales are recorded as an expense by the Fund on the ex-dividend date.

FOREIGN CURRENCY TRANSLATION. The books and records of the Fund are maintained in United States (U.S.) dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses, which result from changes in foreign exchange rates and/or changes in market prices of securities, have been included in unrealized appreciation/depreciation on investments and foreign  currency  transactions.  Net realized  foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned. Dividend income is recorded on the ex-dividend date.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund, timing differences and differing characterization of distributions made by the Fund.

For the year ended December 31, 2003, reclassifications were made to decrease accumulated net investment loss for $4,069,919 and increase accumulated net realized loss on investments for $3,484,538, with an offsetting adjustment to additional paid-in capital.

The tax character of distributions paid during the fiscal year ended December 31, 2003 was as follows:
                                                  YEAR ENDED
                                               DECEMBER 31, 2003
                                               ----------------
          DISTRIBUTIONS PAID FROM:
          Net long term capital gains .........   $17,101,887
                                                  -----------
          Total Distributions paid ............   $17,101,887
                                                  ===========

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
EXPENSES. Certain administrative expenses are common to, and allocated among the Classes of Shares. Such allocations are made on the basis of average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). It is the Fund's policy to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intends to undertake any procedural steps required to claim the benefits of such treaties.

As of December 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

          Net unrealized appreciation ........   $351,397,664
                                                 ------------
          Total accumulated gain .............   $351,397,664
                                                 ============

DETERMINATION OF NET ASSET VALUE AND CALCULATION OF EXPENSES. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are solely borne by the class incurring the expense.

3. INVESTMENT ADVISORY AGREEMENT. The Fund has entered into an investment advisory agreement (the "Advisory Agreement") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of the Fund's average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund's portfolio, oversees the administration of all aspects of the Fund's business and affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

4. DISTRIBUTION PLAN. The Fund's Board has adopted a distribution plan (the "Plan") for each class of shares pursuant to Rule 12b-1 under the 1940 Act. Gabelli & Company, Inc. ("Gabelli & Company"), an affiliate of the Adviser, serves as distributor of the Fund. Under the Class A, B and C Share Plans, payments are authorized to Gabelli & Company at annual rates of 0.25%, 1.00% and 1.00%, respectively, of the average daily net assets of those Classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. PORTFOLIO SECURITIES. Purchases and sales of securities for the six months ended June 30, 2004, other than short-term securities, aggregated $86,756,465 and $90,598,323, respectively.

6. TRANSACTIONS WITH AFFILIATES. During the six months ended June 30, 2004, the Fund paid brokerage commissions of $286,830 to Gabelli & Company. During the six months ended June 30, 2004, Gabelli & Company received $178,211 from investors representing commissions (sales charges and underwriting fees) on sales and redemptions of Fund shares.

The cost of calculating the Fund's net asset value per share is a Fund expense pursuant to the Advisory Agreement. During the six months ended June 30, 2004, the Fund reimbursed the Adviser $17,400 in connection with the cost of computing the Fund's net asset value, which is included in miscellaneous expenses in the Statement of Operations.

THE GABELLI VALUE FUND INC.
NOTES TO FINANCIAL STATEMENTS (CONTINUED) (UNAUDITED)
--------------------------------------------------------------------------------
7. CAPITAL STOCK TRANSACTIONS. The Fund offers three classes of shares -- Class A Shares, Class B Shares, and Class C Shares. Class A Shares are subject to a maximum front-end sales charge of 5.50%. Class B Shares are subject to a contingent deferred sales charge ("CDSC") upon redemption within six years of purchase. The applicable CDSC is equal to a declining percentage of the lesser of the net asset value per share at the date of original purchase or at the date of redemption, based on the length of time held. Class C Shares are subject to a 1% CDSC for two years after purchase (one year beginning May 1, 2004).

Transactions in shares of capital stock were as follows:

                                                          SIX MONTHS ENDED
                                                             JUNE 30, 2004                      YEAR ENDED
                                                              (UNAUDITED)                   DECEMBER 31, 2003
                                                       --------------------------      ---------------------------
                                                         SHARES        AMOUNT            SHARES          AMOUNT
                                                       ----------   -------------      -----------    ------------
                                                               CLASS AAA                        CLASS AAA
                                                       --------------------------      ---------------------------
Shares sold .......................................     3,644,576   $  67,255,899        9,723,938    $ 147,718,210
Shares issued upon reinvestment of distributions ..            --              --          847,940       15,220,497
Shares redeemed ...................................    (6,002,051)   (110,541,558)     (14,881,121)    (224,493,318)
                                                       ----------   -------------      -----------    -------------
    Net decrease ..................................    (2,357,475)  $ (43,285,659)      (4,309,243)   $ (61,554,611)
                                                       ==========   =============      ===========    =============
                                                                CLASS B                           CLASS B
                                                       --------------------------      ---------------------------
Shares sold .......................................       231,014   $   4,157,637          479,608    $    6,891,727
Shares issued upon reinvestment of distributions ..            --              --           11,799          205,899
Shares redeemed ...................................       (71,031)     (1,258,603)        (233,047)      (3,345,807)
                                                       ----------   -------------      -----------    -------------
    Net increase ..................................       159,983   $   2,899,034          258,360    $   3,751,819
                                                       ==========   =============      ===========    =============
                                                                CLASS C                           CLASS C
                                                       --------------------------      ---------------------------
Shares sold .......................................       229,689   $   4,100,401          421,522    $   6,325,244
Shares issued upon reinvestment of distributions ..            --              --            8,867          154,902
Shares redeemed ...................................      (235,060)     (4,170,515)        (170,497)      (2,535,334)
                                                       ----------   -------------      -----------    -------------
    Net increase/(decrease) .......................        (5,371)  $     (70,114)         259,892    $   3,944,812
                                                       ==========   =============      ===========    =============

8. OTHER MATTERS. On October 7, 2003, the Fund's Adviser received a subpoena from the Attorney General of the State of New York requesting information on mutual fund shares trading practices. The Adviser has also received requests for information from the SEC regarding mutual fund trading practices and valuation of portfolio securities. The Adviser has responded to the requests. The Fund does not believe that these matters will have a material adverse effect on the Fund's financial position or the results of its operations.

9. INDEMNIFICATIONS. The Fund enters into contracts that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

THE GABELLI VALUE FUND INC.
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for a share of capital stock outstanding throughout each period:

                                            INCOME
                                 FROM INVESTMENT OPERATIONS                         DISTRIBUTIONS
                           ---------------------------------------    ----------------------------------------
                                              Net
                 Net Asset              Realized and       Total                      Net
   Period         Value,       Net        Unrealized       from           Net       Realized
   Ended        Beginning  Investment  Gain/(Loss) on    Investment   Investment    Gain on          Total
December 31     of Period  Income/Loss   Investments     Operations     Income     Investments    Distributions
-----------   ------------ ----------- --------------    ----------   ----------   -----------    -------------
CLASS A
   2004(a)(f)     $17.97     $0.01        $ 0.43         $ 0.44            --            --            --
   2003(a)         13.81     (0.05)         4.45           4.40            --        $(0.24)       $(0.24)
   2002(a)         16.43     (0.04)        (2.58)         (2.62)           --            --            --
   2001(a)         16.13     (0.05)         0.93           0.88            --         (0.58)        (0.58)
   2000(a)         19.45     (0.03)        (1.54)         (1.57)           --         (1.75)        (1.75)
   1999            16.08     (0.06)         5.15           5.09            --         (1.72)        (1.72)
CLASS B
   2004(a)(f)     $17.47    $(0.05)       $ 0.42         $ 0.37            --            --            --
   2003(a)         13.53     (0.17)         4.35           4.18            --        $(0.24)       $(0.24)
   2002(a)         16.23     (0.14)        (2.56)         (2.70)           --            --            --
   2001(a)         16.07     (0.18)         0.92           0.74            --         (0.58)        (0.58)
   2000(a)(b)      18.20     (0.14)        (0.24)        (0.38)            --         (1.75)        (1.75)
CLASS C
   2004(a)(f)     $17.49    $(0.05)       $ 0.41         $ 0.36            --            --            --
   2003(a)         13.54     (0.17)         4.36           4.19            --        $(0.24)       $(0.24)
   2002(a)         16.24     (0.14)        (2.56)         (2.70)           --            --            --
   2001(a)         16.07     (0.18)         0.93           0.75            --         (0.58)        (0.58)
   2000(a)(b)      18.20     (0.14)        (0.24)         (0.38)           --         (1.75)        (1.75)




                                   RATIOS TO AVERAGE NET ASSETS/SUPPLEMENTAL DATA
                             ---------------------------------------------------------------

                 Net Asset                Net Assets      Net
   Period         Value,                   End of      Investment                 Portfolio
   Ended          End of        Total      Period       Income/    Operating       Turnover
December 31       Period      Return+    (in 000's)     (Loss)      Expenses (c)     Rate
-----------      --------    ----------  ----------    ----------  ---------      ----------
CLASS A
   2004(a)(f)      $18.41         2.5%    $1,243,260      0.12%(e)     1.39%(e)         7%
   2003(a)          17.97        31.9      1,255,668     (0.35)        1.44(d)          8
   2002(a)          13.81       (16.0)     1,024,452     (0.28)        1.40            16
   2001(a)          16.43         5.4      1,267,975     (0.30)        1.40            29
   2000(a)          16.13        (7.9)     1,158,085     (0.14)        1.37            66
   1999             19.45        31.9      1,205,320     (0.40)        1.38            59
CLASS B
   2004(a)(f)      $17.84         2.1%    $   21,291     (0.61)%(e)    2.14%(e)         7%
   2003(a)          17.47        30.9         18,059     (1.10)        2.19(d)          8
   2002(a)          13.53       (16.6)        10,493     (1.01)        2.16            16
   2001(a)          16.23         4.6          5,505     (1.10)        2.19            29
   2000(a)(b)       16.07        (1.9)           681     (0.89)(e)     2.12(e)         66
CLASS C
   2004(a)(f)      $17.85         2.1%    $   15,190     (0.61)%(e)    2.14%(e)         7%
   2003(a)          17.49        30.9         14,973     (1.10)        2.19(d)          8
   2002(a)          13.54       (16.6)         8,078     (1.01)        2.16            16
   2001(a)          16.24         4.6          4,170     (1.08)        2.19            29
   2000(a)(b)       16.07        (1.9)           566     (0.89)(e)     2.12(e)         66


  + Total return  represents  aggregate  total return of a  hypothetical  $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends and does not reflect applicable sales charges. Total return for the period of less than one year is not annualized.
(a) Per share amounts have been calculated using the average daily shares outstanding method.
(b) From the commencement of offering on March 1, 2000.
(c) The ratios do not include a reduction of expenses for custodian fee credits on cash balances maintained with the custodian. Including such custodian fee credits, the expense ratios would be 1.36% (Class A), 2.11% (Class B), and 2.11% (Class C) for 2000 and 1.39% (Class A), 2.18% (Class B), and 2.18%
    (Class C) for 2001. For the fiscal years ended December 31, 1999, 2002, 2003 and the six months ended June 30, 2004, the effect of the custodian fee credits was minimal.
(d) The Fund incurred dividend expense on securities sold short for the year ended December 31, 2003. If the dividend expense had not been incurred, the ratios of operating expenses to average net assets would have been 1.43% (Class A), 2.18% (Class B), and 2.18% (Class C), respectively.
(e) Annualized.
(f) For the period ending June 30, 2004, unaudited.

                 See accompanying notes to financial statements.

                     THE GABELLI VALUE FUND INC.
                        One Corporate Center
                      Rye, New York 10580-1422
                             800-GABELLI
                            800-422-3554
                          FAX: 914-921-5118
                      WEBSITE: WWW.GABELLI.COM
                      E-MAIL: INFO@GABELLI.COM
             Net Asset Value available daily by calling
                     800-GABELLI after 6:00 P.M.

                         BOARD OF DIRECTORS
Mario J. Gabelli, CFA                 Karl Otto Pohl
CHAIRMAN AND CHIEF                    FORMER PRESIDENT
INVESTMENT OFFICER                    DEUTSCHE BUNDESBANK
GABELLI ASSET MANAGEMENT INC.

Anthony J. Colavita                   Anthony R. Pustorino
ATTORNEY-AT-LAW                       CERTIFIED PUBLIC ACCOUNTANT
ANTHONY J. COLAVITA, P.C.             PROFESSOR EMERITUS
                                      PACE UNIVERSITY

Robert J. Morrissey                   Werner J. Roeder, MD
ATTORNEY-AT-LAW                       VICE PRESIDENT/MEDICAL AFFAIRS
MORRISSEY, HAWKINS & LYNCH            LAWRENCE HOSPITAL CENTER

                              OFFICERS
Bruce N. Alpert                       James E. McKee
PRESIDENT AND TREASURER               SECRETARY

                              CUSTODIAN
                  Mellon Trust of New England, NA

           TRANSFER AGENT AND DIVIDEND DISBURSING AGENT
                State Street Bank and Trust Company

                           LEGAL COUNSEL
                    Willkie Farr & Gallagher LLP

                            DISTRIBUTOR
                      Gabelli & Company, Inc.



--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Gabelli Value Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------

GAB409Q204SR

{MARIO GABELLI PHOTO OMITTED]

THE
GABELLI
VALUE
FUND
INC.
                                                              SEMI-ANNUAL REPORT
                                                                   JUNE 30, 2004

ITEM 2.  CODE OF ETHICS.

Not applicable.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.  SCHEDULE OF INVESTMENTS

Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The Board of Directors has a Nominating Committee comprised of three "non-interested" (as such term is defined by the Investment Company Act of 1940, as amended) Directors, namely Anthony J. Colavita, Robert J. Morrissey and Werner J. Roeder. The Nominating Committee operates pursuant to a written charter. The Nominating Committee is responsible for identifying individuals believed to be qualified to become Board members in the event that a position is vacated or created. In accordance with procedures adopted by the Nominating
Committee, the Nominating Committee will consider Director candidates recommended by shareholders. In considering candidates submitted by shareholders, the Nominating Committee will take into consideration the needs of the Board of Directors, the qualifications of the candidate and the interests of shareholders. The Nominating Committee may also take into consideration the number of shares held by the recommending shareholder and the length of time that such shares have been held. To have a candidate considered by the Nominating Committee, a shareholder must submit the recommendation in writing and must include the following information:

     o The name of the shareholder and evidence of the person's ownership of shares of the Fund, including the number of shares owned and the length of time of ownership;

     o The name of the candidate, the candidate's resume or a listing of his or her qualifications to be a Director of the Fund and the person's consent to be named as a Director if selected by the Nominating Committee and nominated by the Board of Directors; and

     o If requested by the Nominating Committee, a completed and signed directors questionnaire.

The shareholder recommendation and information described above must be sent to the Fund's Secretary c/o Gabelli Funds, LLC, James E. McKee and must be received by the Secretary no less than 120 days prior to the anniversary date of the Fund's most recent annual meeting of shareholders or, if the meeting has moved by more than 30 days, a reasonable amount of time before the meeting.

The Nominating Committee believes that the minimum qualifications for serving as a Director of the Fund are that the individual demonstrate, by significant accomplishment in his or her field, an ability to make a meaningful contribution to the Board of Directors' oversight of the business and affairs of the Fund and have an impeccable record and reputation for honest and ethical conduct in both his or her professional and personal activities. In addition, the Nominating Committee examines a candidate's specific experiences and skills, time availability in light of other commitments, potential conflicts of interest and independence from management and the Fund. The Nominating Committee also seeks to have the Board of Directors represent a diversity of backgrounds and experience.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Gabelli Value Fund Inc.
                           -----------------------------------------------------

By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer


Date                       September 7, 2004
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ BRUCE N. ALPERT
                           -----------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer and Principal Financial Officer

Date                       September 7, 2004
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.